Commitments and Contingencies - Schedule of Components of Lease Expense and Supplemental Balance Sheet Information (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($)
Schedule of Components of Lease Expense and Supplemental Balance Sheet Information [Abstract]
Operating lease cost	$ 567,585	$ 72,923		$ 557,495
Operating lease:
Operating lease right-of-use assets	840,603		$ 1,225,109		$ 108,000
Current operating lease obligation	661,615		945,801		85,004
Non-current operating lease obligation	190,765		291,151		24,510
Total operating lease obligation	$ 852,380		$ 1,236,952		$ 109,514
Weighted average remaining lease term (in year or period):
Operating lease	1 year 2 months 12 days		1 year		1 year 2 months 12 days
Weighted average discount rate:
Operating lease	3.90%		3.60%		3.90%
Cash paid for amounts included in the measurement of lease liabilities	$ 590,264	$ 75,837	$ 1,108,944